Secured Loan Receivables	12 Months Ended
Dec. 31, 2012
Secured Loan Receivables

4. Secured Loan Receivables, net

The following summarizes the Company’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971

The Company’s reserve on a loan-by-loan basis for uncollectible secured loan receivables balances at December 31, 2012 and 2011 was approximately $0.3 million and $2.2 million, respectively and any movement in the reserve is reflected in reserve for uncollectible loan receivables in the consolidated statements of operations and comprehensive income. The gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied was approximately $3.1 million and $8.9 million at December 31, 2012 and 2011, respectively.

During 2012 and 2011, the Company funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Company accrue interest and are recorded as interest income unless the loan is deemed impaired in accordance with Company policy. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Secured Loan Receivables

4. Secured Loan Receivables, net

The following summarizes the Partnership’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971

The Partnership’s reserve on a loan-by-loan basis for uncollectible secured loan receivables balances at December 31, 2012 and 2011 was approximately $0.3 million and $2.2 million, respectively and any movement in the reserve is reflected in reserve for uncollectible loan receivables in the consolidated statements of operations and comprehensive income. The gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied was approximately $3.1 million and $8.9 million at December 31, 2012 and 2011, respectively.

During 2012 and 2011, the Partnership funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Partnership accrue interest and are recorded as interest income unless the loan is deemed impaired in accordance with Partnership policy. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.